As filed with the Securities and Exchange Commission on August 19, 2013

Securities Act File No. 333-59745

Investment Company Act File No. 811-08895

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 76	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 77 (Check appropriate box or boxes)	☒

ING FUNDS TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. ING Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert, LLP 1900 K Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 76 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 76 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 19th day of August, 2013.

ING FUNDS TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Shaun P. Mathews*	President, Chief Executive Officer and Interested Trustee	August 19, 2013

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	August 19, 2013

Colleen D. Baldwin*	Trustee	August 19, 2013

John V. Boyer*	Trustee	August 19, 2013

Patricia W. Chadwick*	Trustee	August 19, 2013

Albert E. DePrince, Jr.*	Trustee	August 19, 2013

Peter S. Drotch*	Trustee	August 19, 2013

J. Michael Earley*	Trustee	August 19, 2013

Martin J. Gavin*	Trustee	August 19, 2013

Russell H. Jones	Trustee	August 19, 2013

Patrick W. Kenny*	Trustee	August 19, 2013

Joseph E. Obermeyer	Trustee	August 19, 2013

Sheryl K. Pressler*	Trustee	August 19, 2013

Roger B. Vincent*	Chairman and Trustee	August 19, 2013

*By: /s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr. As Attorney-in-Fact

*

Powers of Attorney for Shaun P. Mathews, Todd Modic and each Trustee dated May 22, 2013 where filed as an attachment to Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement on May 30, 2013 and incorporated herein by reference.

C - 1

EXHIBIT INDEX

ING Funds Trust

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase